Other Operating Income and Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Other Operating Income and Expense
Visa debit card income	$ 4,901	$ 5,045	$ 4,237
Bank owned life insurance income	458	397	380
Other	2,390	2,197	1,315
Miscellaneous non-interest income	7,749	7,639	5,932
ATM expense	629	619	567
Data processing	777	643	635
Deposit program expense	348	415	426
Dues and subscriptions	628	588	538
FHLB advance prepayment penalty	0	0	1,100
Internet banking expense	949	768	729
Office supplies	532	374	538
Telephone	691	730	794
Other	3,741	3,737	3,217
Other	$ 8,295	$ 7,874	$ 8,544